Investment Securities (Amortized Cost And Estimated Fair Value By Contractual Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Held-to-maturity, Amortized cost:
Due in one year or less	¥ 85,534
Due from one year to five years	254,202
Due from five years to ten years	1,280,086
Due after ten years	317,396
Total, Held-to-maturity, Amortized cost	1,937,218	2,131,164
Held-to-maturity, Fair value:
Due in one year or less	85,544
Due from one year to five years	255,986
Due from five years to ten years	1,325,167
Due after ten years	319,780
Securities being held-to-maturity, Fair value	1,986,477	2,188,070
Available-for-sale, Fair value:
Due in one year or less	14,521,920
Due from one year to five years	23,474,896
Due from five years to ten years	6,590,570
Due after ten years	3,322,849
Total, Available-for-sale, Fair value	¥ 47,910,235